UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08332
Investment Company Act File Number
Emerging Markets Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Emerging Markets Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.2%

Security	Shares	Value
Automobiles — 3.2%
Hyundai Motor Co.	18,220	$1,857,946

		$1,857,946

Beverages — 2.0%
Cia de Bebidas das Americas, PFC Shares	12,850	$1,177,805

		$1,177,805

Chemicals — 1.4%
OCI Co., Ltd.	4,580	$797,473

		$797,473

Commercial Banks — 15.0%
Banco do Brasil SA	51,950	$871,992
China Construction Bank, Class H	1,660,000	1,354,974
Credicorp, Ltd.	9,414	830,127
Industrial & Commercial Bank of China, Ltd., Class H	1,765,000	1,345,043
Itau Unibanco Holding SA, PFC Shares	47,080	1,032,485
Kasikornbank PCL(1)	241,900	769,886
Sberbank of Russian Federation GDR(2)	5,800	1,711,710
Standard Chartered PLC	33,515	897,662

		$8,813,879

Computers & Peripherals — 2.2%
Compal Electronics, Inc.	600,000	$785,162
HTC Corp.	42,000	490,681

		$1,275,843

Construction & Engineering — 1.2%
Empresas ICA SAB de CV(3)	265,800	$680,422

		$680,422

Construction Materials — 1.3%
Anhui Conch Cement Co., Ltd., Class H	112,000	$738,842

		$738,842

Diversified Financial Services — 1.5%
BM&F Bovespa SA	132,900	$899,776

		$899,776

Electric Utilities — 2.1%
Cia Energetica de Minas Gerais, PFC Shares	73,126	$1,213,867

		$1,213,867

Electronic Equipment, Instruments & Components — 3.9%
Hon Hai Precision Industry Co., Ltd.	529,402	$2,292,315

		$2,292,315

Energy Equipment & Services — 1.4%
Tenaris SA ADR	19,700	$845,918

		$845,918

Food & Staples Retailing — 1.1%
X5 Retail Group NV GDR(2)(3)	19,200	$668,700

		$668,700

Food Products — 1.3%
Kuala Lumpur Kepong Bhd	144,000	$736,298

		$736,298

Security	Shares	Value
Gas Utilities — 1.7%
Perusahaan Gas Negara PT	2,178,000	$1,015,034

		$1,015,034

Health Care Equipment & Supplies — 1.0%
Mindray Medical International, Ltd. ADR	16,900	$615,498

		$615,498

Household Durables — 1.0%
Desarrolladora Homex SA de CV(3)	117,850	$557,139

		$557,139

Industrial Conglomerates — 2.7%
Beijing Enterprises Holdings, Ltd.	151,500	$1,053,312
Far Eastern New Century Corp.	454,920	499,902

		$1,553,214

Insurance — 4.8%
China Taiping Insurance Holdings Co., Ltd.(3)	472,400	$1,645,116
Samsung Fire & Marine Insurance Co., Ltd.	7,180	1,151,842

		$2,796,958

Machinery — 2.6%
United Tractors Tbk PT	456,583	$918,862
Weg SA	58,500	625,017

		$1,543,879

Media — 2.1%
Grupo Televisa SA ADR	20,700	$435,114
Naspers, Ltd., Class N	18,750	812,975

		$1,248,089

Metals & Mining — 10.4%
Cia de Minas Buenaventura SA ADR	17,300	$535,781
Grupo Mexico SAB de CV, Series B	287,500	769,922
Impala Platinum Holdings, Ltd.	33,150	973,185
POSCO	3,400	1,589,123
Vale SA ADR	69,600	2,240,424

		$6,108,435

Multiline Retail — 0.7%
PCD Stores, Ltd.(3)	1,308,000	$432,954

		$432,954

Oil, Gas & Consumable Fuels — 10.4%
CNOOC, Ltd.	947,000	$1,558,605
Petroleo Brasileiro SA	90,400	2,018,095
PTT Exploration & Production PCL(1)	224,000	1,028,731
Rosneft Oil Co. GDR	185,708	1,472,664

		$6,078,095

Pharmaceuticals — 2.1%
Teva Pharmaceutical Industries, Ltd. ADR	19,600	$1,236,368

		$1,236,368

Semiconductors & Semiconductor Equipment — 8.6%
Samsung Electronics Co., Ltd.	3,520	$2,544,940
Taiwan Semiconductor Manufacturing Co., Ltd.	893,148	1,730,689
United Microelectronics Corp.(3)	1,383,000	738,479

		$5,014,108

Textiles, Apparel & Luxury Goods — 1.0%
China Dongxiang Group Co.	853,000	$611,753

		$611,753

Security	Shares	Value
Transportation Infrastructure — 2.0%
China Merchants Holdings International Co., Ltd.	156,000	$569,175
Hong Kong Aircraft Engineering Co., Ltd.	45,600	575,085

		$1,144,260

Wireless Telecommunication Services — 2.5%
America Movil SAB de CV, Series L	352,700	$888,044
Philippine Long Distance Telephone Co. ADR	10,500	559,440

		$1,447,484

Total Common Stocks (identified cost $41,402,969)		$53,402,352

Warrants — 9.4%

Security	Shares	Value
Commercial Banks — 1.8%
ICICI Bank, Ltd., Exp. 10/24/12(4)	49,675	$1,048,987

		$1,048,987

Construction & Engineering — 1.6%
Larsen & Toubro, Ltd., Exp. 1/24/17(3)(4)	26,010	$944,363

		$944,363

IT Services — 2.1%
Infosys Technologies, Ltd., Exp. 6/30/11(3)	21,380	$1,247,096

		$1,247,096

Oil, Gas & Consumable Fuels — 1.1%
Reliance Industries, Ltd., Exp. 11/7/16(3)(4)	27,460	$656,736

		$656,736

Thrifts & Mortgage Finance — 2.8%
Housing Development Finance Corporation Ltd., Exp. 5/4/12(3)	26,835	$1,620,834

		$1,620,834

Total Warrants (identified cost $4,242,664)		$5,518,016

Total Investments — 100.6% (identified cost $45,645,633)		$58,920,368

Other Assets, Less Liabilities — (0.6)%		$(355,018)

Net Assets — 100.0%		$58,565,350

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

(1)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(2)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(3)		Non-income producing security.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities is $2,650,086 or 4.5% of the Portfolio’s net assets.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Brazil	17.2%	$10,079,461
China	16.9	9,925,272
South Korea	13.6	7,941,324
Taiwan	11.2	6,537,228
India	9.4	5,518,016
Russia	6.6	3,853,074
Mexico	5.7	3,330,641
Indonesia	3.3	1,933,896
Thailand	3.1	1,798,617
South Africa	3.0	1,786,160
Peru	2.3	1,365,908
Israel	2.1	1,236,368
United Kingdom	1.5	897,662
Argentina	1.4	845,918
Malaysia	1.3	736,298
Hong Kong	1.0	575,085
Philippines	1.0	559,440

Total Investments	100.6%	$58,920,368

The Portfolio did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,779,377

Gross unrealized appreciation	$14,158,504
Gross unrealized depreciation	(1,017,513)

Net unrealized appreciation	$13,140,991

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,425,207	$3,282,674		$—	$4,707,881
Consumer Staples	1,177,805	1,404,998		—	2,582,803
Energy	5,365,408	1,558,605		—	6,924,013
Financials	3,634,380	8,876,233		—	12,510,613
Health Care	1,851,866	—		—	1,851,866
Industrials	1,305,439	3,616,336		—	4,921,775
Information Technology	—	8,582,266		—	8,582,266
Materials	3,546,127	4,098,623		—	7,644,750
Telecommunication Services	1,447,484	—		—	1,447,484
Utilities	1,213,867	1,015,034		—	2,228,901

Total Common Stocks	$20,967,583	$32,434,769	*	$—	$53,402,352

Warrants
Energy	$—	$656,736		$—	$656,736
Financials	—	2,669,821		—	2,669,821
Industrials	—	944,363		—	944,363
Information Technology	—	1,247,096		—	1,247,096

Total Warrants	$—	$5,518,016		$—	$5,518,016

Total Investments	$20,967,583	$37,952,785		$—	$58,920,368

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	May 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	May 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 24, 2010